Utility Plant and Leases - Schedule of Rental and Lease Payments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Lessee, Lease, Description [Line Items]
Consolidated rental payments/lease expense	$ 64,047	$ 67,236
Centuri
Lessee, Lease, Description [Line Items]
Consolidated rental payments/lease expense	59,491	62,310
Southwest Gas Corporation
Lessee, Lease, Description [Line Items]
Consolidated rental payments/lease expense	$ 4,556	$ 4,926